SEGMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENTS

11.	SEGMENTS

The Company operates as one operating and reportable segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated gross margin and net income (loss) to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, including the determination of the rate at which the Company seeks to grow gross margin and the allocation of resources among cost of revenues, sales and marketing, research and development, and general and administrative activities.

The significant segment expenses regularly provided to the CODM and included in the measure of segment profit or loss include cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses. Because the Company has a single reportable segment, the amounts of these significant segment expenses and the Company’s measure of segment profit or loss are the same as the corresponding amounts presented in the Company’s consolidated statements of operations.

The following table presents the Company’s net revenues disaggregated by geography (based on the ship to location) with respect to the Company’s operating segment for the nine months ended September 30, 2026 and 2025 (in thousands);

	2026	2025
United States	$38,464	$32,222
Australia	3,592	1,464
Canada	1,680	623
Europe	1,123	1,090
Brazil	775	4
Mexico	4	307
All other	888	88
	$46,526	$35,798

14.	SEGMENTS

The Company operates as one operating and reportable segment. The Company’s chief operating decision maker (“CODM”) is its Chief Executive Officer, who reviews financial information presented on a consolidated basis. The CODM uses consolidated gross margin and net loss to assess financial performance and allocate resources. These financial metrics are used by the CODM to make key operating decisions, including the determination of the rate at which the Company seeks to grow gross margin and the allocation of resources among cost of revenues, sales and marketing, research and development, and general and administrative activities.

The significant segment expenses regularly provided to the CODM and included in the measure of segment profit or loss include cost of revenues, sales and marketing expenses, research and development expenses, and general and administrative expenses. Because the Company has a single reportable segment, the amounts of these significant segment expenses and the Company’s measure of segment profit or loss are the same as the corresponding amounts presented in the Company’s consolidated statements of operations.

The following table presents the Company’s net revenues disaggregated by geography with respect to the Company’s operating segment for the years ended December 31, 2025 and 2024 (in thousands):

	2025	2024
United States	$42,525	$34,772
Australia	2,034	3,253
Canada	1,059	2,469
Brazil	4	705
Mexico	315	-
Europe	1,124	486
All other	117	792
	$47,178	$42,477